UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2000

Check her is Amendment [  ]; Amendment Number:
This Amendment  (Check only one.):  [  ] is a restatement
                                    [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Atwood & Palmer, Inc.
Address:  800 West 47th Street
          Suite 705
          Kansas City, MO 64112

13F File Number:  028-06528

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Steven N. Palmer
Title:  President
Phone:  816-931-2266
Signature, Place, and Date of signing:

     Steven N. Palmer   Kansas City, Missouri   April 26, 2000

Report Type (Check only one.):

[X]     13F HOLDINGS REPORT.
[ ]     13F NOTICE.
[ ]     13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Sealed Air Corp New Pfd $2     CNV              81211K209     1175    22626 SH       SOLE                    22626
A T & T Corp                   COM              001957109     8184   145328 SH       SOLE                   145328
Abbott Laboratories            COM              002824100      227     6450 SH       SOLE                     6450
Amer Home Products             COM              026609107     1312    24408 SH       SOLE                    24408
America Online                 COM              02364J104     5830    86450 SH       SOLE                    86450
Amgen Inc                      COM              031162100    14068   229210 SH       SOLE                   229210
Applied Materials Inc          COM              038222105      249     2640 SH       SOLE                     2640
Automatic Data Proc            COM              053015103     7713   159848 SH       SOLE                   159848
BP Amoco PLC ADR               COM              055622104     2413    45307 SH       SOLE                    45307
BankAmerica Corp               COM              06605F102     6318   120482 SH       SOLE                   120482
Bell Atlantic Corp             COM              077853109      392     6417 SH       SOLE                     6417
Bristol-Myers Squibb           COM              110122108     2451    42256 SH       SOLE                    42256
Butler Mfg                     COM              123655102      620    25381 SH       SOLE                    25381
Cerner Corp                    COM              156782104     6315   233892 SH       SOLE                   233892
Chevron Corp                   COM              166751107      259     2800 SH       SOLE                     2800
Chiron Corp                    COM              170040109      964    19328 SH       SOLE                    19328
Cisco Systems                  COM              17275R102    40634   525572 SH       SOLE                   525572
Citigroup Inc                  COM              172967101     9393   156879 SH       SOLE                   156879
Coca Cola                      COM              191216100     4501    95883 SH       SOLE                    95883
Commerce Bancshares            COM              200525103      241     7714 SH       SOLE                     7714
Corp Hi Yld Fd II              COM              219915105       91    10752 SH       SOLE                    10752
Disney (Walt) Co               COM              254687106     7686   186338 SH       SOLE                   186338
DuPont(EI) DeNemours           COM              263534109     4213    79589 SH       SOLE                    79589
Electronic Data Sys            COM              285661104     3098    48260 SH       SOLE                    48260
Enron Corp                     COM              293561106      921    12300 SH       SOLE                    12300
Exxon Mobil                    COM              30231G102     2124    27250 SH       SOLE                    27250
Fed Natl Mtg Assn              COM              313586109      379     6695 SH       SOLE                     6695
Firstar Corp New               COM              33763V109      302    13155 SH       SOLE                    13155
General Electric               COM              369604103    15322    98456 SH       SOLE                    98456
Genzyme Corp                   COM              372917104     1103    22000 SH       SOLE                    22000
Gillette                       COM              375766102     4047   107386 SH       SOLE                   107386
Hewlett-Packard                COM              428236103     9155    68900 SH       SOLE                    68900
Home Depot Inc                 COM              437076102      290     4500 SH       SOLE                     4500
Int'l Business Mach            COM              459200101      451     3818 SH       SOLE                     3818
Intel                          COM              458140100    11690    88601 SH       SOLE                    88601
Jack Henry                     COM              426281101    12724   345050 SH       SOLE                   345050
Johnson & Johnson              COM              478160104     4881    69481 SH       SOLE                    69481
Kansas City Life Ins           COM              484836101      610    25292 SH       SOLE                    25292
Kansas City Southern           COM              485170104      730     8500 SH       SOLE                     8500
Lucent Technologies            COM              549463107     8322   135867 SH       SOLE                   135867
McDonald's Corp                COM              580135101      632    16900 SH       SOLE                    16900
Merck & Co                     COM              589331107     5794    93260 SH       SOLE                    93260
Microsoft Corp                 COM              594918104    16808   158192 SH       SOLE                   158192
Morgan (J.P.)                  COM              616880100      237     1799 SH       SOLE                     1799
Motorola, Inc                  COM              620076109     1329     9100 SH       SOLE                     9100
Nextel Comm                    COM              65332V103    16261   109685 SH       SOLE                   109685
Non Invasive Monitoring        COM              655366508       64    55000 SH       SOLE                    55000
Paychex Inc                    COM              704326107     4114    78557 SH       SOLE                    78557
Pfizer Inc                     COM              717081103      222     6065 SH       SOLE                     6065
Procter & Gamble               COM              742718109     3855    68237 SH       SOLE                    68237
Royal Dutch Petro              COM              780257804     4294    74270 SH       SOLE                    74270
SBC Communications             COM              78387G103     1785    42385 SH       SOLE                    42385
Schlumberger Ltd               COM              806857108     5091    66550 SH       SOLE                    66550
Sealed Air Corp                COM              812115103     3507    64579 SH       SOLE                    64579
Texaco Inc                     COM              881694103      301     5600 SH       SOLE                     5600
Transocean Sedco Forex         COM              G90078109      596    11622 SH       SOLE                    11622
Tyco Intl LTD New              COM              902124106     7154   142726 SH       SOLE                   142726
Wal-Mart Stores                COM              931142103      432     7650 SH       SOLE                     7650
Williams Companies             COM              969457100      442    10068 SH       SOLE                    10068
Am Centy Eqty Grw Inv          MUT              02507M600      246 9235.910 SH       SOLE                 9235.910
Franklin Custodian Income Cl A MUT              353496300       34 16125.322SH       SOLE                16125.322
T Rowe Price Int'l Stock       MUT              77956H203      565 29540.322SH       SOLE                29540.322
Vanguard Intl Growth           MUT              921910204      623 26102.093SH       SOLE                26102.093